SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Mammoth Minerals Limited (M79) (formerly, Firetail Resources Limited) has exercised its option to be able to earn an 80% interest in Athena’s Excelsior Springs project in Nevada, USA effective August 19, 2025. In consideration. Mammoth has paid Athena $178,253 in cash and issued 32,000,000 ordinary shares in the capital of Mammoth, worth CAD$2,852,048 based on M79’s closing price on the exercise date.

On August 18, 2025 the Crow Springs (see Note 5) agreement was terminated.

On August 19, 2025, the Company announced that it made its annual payment on its Laird Lake gold project in Red Lake, Ontario, in the amount of CAD$50,000 through the issuance of 500,000 common shares to Bounty Gold Corp. at a deemed price of CAD$0.05 per share and a cash payment of CAD$25,000.

On August 19, 2025, the Company announced it has agreed to settle outstanding debt in the amount of CAD$49,050 through the issuance of 981,000 common shares in the capital of the Company at a deemed price of CAD$0.05 per share.